Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Operating activities:
Net income (loss)	$ 26,490	$ (128,185)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	1,412	532
Stock-based compensation	6,024	1,878
Non-cash lease expense	499	447
Accretion of discount on marketable securities	(358)	0
Change in fair value of second lien loans	474	0
Change in fair value of simple agreements for future equity	0	108,375
Non-cash interest expense	109	228
Loss on disposal of property and equipment	85	130
Changes in operating assets and liabilities:
Accounts receivable	379	1,057
Prepaid expenses and other current assets	575	133
Other assets	7	0
Accounts payable	556	1,387
Accrued expenses and other current liabilities	(766)	(2,149)
Operating lease liabilities	(514)	(444)
Other liabilities	192	(10)
Net cash used in operating activities	(29,494)	(16,506)
Investing activities:
Proceeds from maturities of marketable securities	45,000	0
Purchases of property and equipment	(5,531)	(2,320)
Net cash (used in) provided by investing activities	39,469	(2,320)
Financing activities:
Repayment of debt	(364)	(2,249)
Proceeds from issuance of simple agreements for future equity	0	21,660
Proceeds from exercise of stock options	985	383
Proceeds from exercise of common stock warrants	3,593	0
Payments for deferred offering costs	0	(10)
Net cash provided by financing activities	4,214	19,784
Net change in cash and cash equivalents and restricted cash	14,189	958
Cash and cash equivalents and restricted cash at beginning of period	52,211	18,159
Cash and cash equivalents and restricted cash at end of period	66,400	19,117
Components of cash and restricted cash at period end:
Cash and cash equivalents	64,950	17,667
Restricted cash included in prepaid and other current assets	600	0
Restricted cash	850	1,450
Total cash and cash equivalents and restricted cash	66,400	19,117
Supplemental disclosure of cash activities:
Cash paid for interest	798	1,039
Supplemental disclosure of non-cash activities:
Purchases of property and equipment included in accounts payable and accrued expenses and other current liabilities	585	833
Proceeds from exercise of stock options included in prepaid and other current assets	1	125
Deferred offering costs related to reverse recapitalization included in accrued liabilities	0	160
Unrealized losses on marketable securities	(24)	0
Redeemable convertible preferred stock warrants
Adjustments to reconcile net loss to net cash used in operating activities:
Change in fair value of redeemable convertible preferred stock warrant liabilities	0	115
Common stock warrants
Adjustments to reconcile net loss to net cash used in operating activities:
Change in fair value of redeemable convertible preferred stock warrant liabilities	$ (64,658)	$ 0